Additional Information Required by the Argentine Central Bank - Deposits in favor of the Argentine Central Bank (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Argentine Central Bank
Disclosure of restricted assets [line items]
Unavailable deposits due to exchange transactions	$ 0	$ 1,660